[LOGO] THE RESERVE FUNDS
FOUNDERS OF "THE WORLD'S FIRST MONEY-MARKET FUND" EST. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 / / www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/ANNUAL 06/02

[LOGO] THE RESERVE FUNDS
Founders of "The World's First Money-Market Fund" Est. 1970

                                   ANNUAL REPORT

        THE RESERVE FUND

          PRIMARY FUND
          U.S. GOVERNMENT FUND
          U.S. TREASURY FUND

                                    MAY 31, 2002

                         THE RESERVE FUND--PRIMARY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

  PRINCIPAL                                                                      VALUE
    AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--69.7%                  (NOTE 1)
  ---------     ----------------------------------------------                  --------
                DOMESTIC--15.9%
$  100,000,000  American Express Centurion Bank, 1.82%, 5/7/03(a).......  $        100,000,000
   200,000,000  Comerica Bank, 1.80%, 8/15/02(b)........................           199,998,015
   200,000,000  Comerica Bank, 1.83%, 1/16/03(b)........................           200,000,000
    50,000,000  Comerica Bank, 2.52%, 4/2/03............................            50,002,048
   200,000,000  JPMorgan Chase Bank, 1.84%, 8/23/02.....................           200,000,000
   200,000,000  Keybank, 1.795%, 4/25/03(a).............................           200,000,000
   100,000,000  PNC Bank, 1.89%, 6/19/02................................           100,000,442
   200,000,000  Republic National Bank, 1.83%, 4.03%, 6/17/02...........           199,999,626
   100,000,000  Republic National Bank, 2.00%, 9/3/02...................           100,000,000
   100,000,000  Southtrust Bank, 1.80%, 6/13/02.........................           100,000,000
    50,000,000  Southtrust Bank, 1.81%, 8/1/02..........................            50,000,000
   150,000,000  Southtrust Bank, 1.9775%, 3/28/03(a)....................           149,938,551
   200,000,000  State Street Bank and Trust Company, 1.82%, 8/15/02.....           200,000,000
    50,000,000  Wilmington Trust Company, 1.85%, 6/13/02................            50,000,000
                                                                          --------------------
                                                                                 1,899,938,682
                                                                          --------------------
                YANKEES--53.8%
   100,000,000  Abbey National PLC, 1.95%, 8/9/02.......................           100,000,000
   100,000,000  Abbey National PLC, 2.00%, 9/3/02.......................           100,000,000
   100,000,000  ABN-AMRO Bank, 1.82%, 6/3/02............................           100,000,000
   200,000,000  ABN-AMRO Bank, 1.905%, 6/11/02..........................           200,004,180
   100,000,000  BNP Paribas, 1.95%, 8/9/02..............................           100,000,000
   200,000,000  BNP Paribas, 1.81%, 8/19/02.............................           200,000,000
   100,000,000  BNP Paribas, 1.88%, 8/30/02.............................           100,000,000
   100,000,000  Bank of Scotland, 3.64%, 10/7/02........................            99,996,635
   100,000,000  Bank of Scotland, 2.50%, 4/2/03.........................           100,000,000
   100,000,000  Bank of Scotland, 2.78%, 5/16/03........................            99,981,294
   100,000,000  Bank of Scotland, 2.73%, 5/19/03........................            99,981,125
   100,000,000  Barclays Bank PLC, 1.83%, 8/16/02.......................           100,000,000
   200,000,000  Barclays Bank PLC, 1.88%, 8/20/02.......................           200,000,000
   100,000,000  Barclays Bank PLC, 1.86%, 9/19/02.......................           100,000,000
   200,000,000  Bayerische Hypo-und Vereinsbank AG, 1.90%, 7/10/02......           200,000,000
   100,000,000  Bayerische Hypo-und Vereinsbank AG, 1.86%, 8/13/02......           100,003,775
   100,000,000  Bayerische Hypo-und Vereinsbank AG, 2.43%, 11/25/02.....           100,000,000
   100,000,000  Bayerische Landesbank Girozentrale, 3.64%, 10/7/02......            99,996,635
   100,000,000  Bayerische Landesbank Girozentrale, 2.425%, 11/25/02....            99,996,449
   100,000,000  Canadian Imperial Bank of Commerce, 1.92%, 6/18/02......           100,000,000
   120,000,000  Canadian Imperial Bank of Commerce, 1.82%, 7/26/02......           120,001,663
   200,000,000  Commerzbank AG, 1.8044%, 12/30/02(a)....................           199,971,097
   200,000,000  Credit Agricole Indosuez, 2.12%, 12/31/02...............           200,000,000
   100,000,000  Credit Agricole Indosuez, 3.04%, 4/22/03................            99,982,635
   100,000,000  Credit Agricole Indosuez, 1.81%, 4/28/03(a).............            99,976,540
    50,000,000  Danske Bank, 1.82%, 8/5/02..............................            50,000,000
   100,000,000  Deutsche Bank, 1.80%, 7/2/02............................           100,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

  PRINCIPAL                                                                      VALUE
    AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--(CONTINUED)            (NOTE 1)
  ---------     ----------------------------------------------------            --------
                YANKEES--(CONTINUED)
$  200,000,000  Deutsche Bank, 1.82%, 7/30/02...........................  $        200,000,000
   200,000,000  Deutsche Bank, 1.87%, 8/22/02...........................           200,000,000
   100,000,000  Dexia Bank, 1.91%, 6/17/02..............................           100,000,383
   100,000,000  Dexia Bank, 1.82%, 8/1/02...............................           100,000,000
   200,000,000  Dresdner Bank, 1.77%, 6/6/02............................           200,000,000
   200,000,000  KBC Bank, 1.77%, 3/28/03................................           199,932,416
   200,000,000  KBC Bank, 2.89%, 4/21/03................................           199,965,330
   200,000,000  Landesbank Baden-Wurttemberg, 1.805%, 7/8/02............           200,000,973
   100,000,000  Landesbank Baden-Wurttemberg, 1.83%, 8/14/02............           100,000,995
   200,000,000  Landesbank Hessen-Thueringen Girozentrale, 1.80%,
                8/14/02.................................................           200,000,000
   100,000,000  Landesbank Hessen-Thueringen Girozentrale, 2.58%,
                11/12/02................................................           100,065,035
   200,000,000  Lloyds TSB Bank PLC, 1.82%, 8/15/02.....................           200,000,000
   100,000,000  Natexis Banques Populaires, 1.83%, 6/3/02...............           100,000,000
    67,000,000  Royal Bank of Canada, 3.84%, 7/26/02....................            67,012,041
   100,000,000  Royal Bank of Scotland, 1.82%, 6/3/02...................           100,000,000
   100,000,000  Royal Bank of Scotland, 1.83%, 8/16/02..................           100,000,000
   200,000,000  Svenska Handelsbanken, 1.84%, 6/26/02...................           200,005,059
   100,000,000  Svenska Handelsbanken, 2.44%, 11/25/02..................           100,000,000
   100,000,000  Toronto Dominion Bank, 1.82%, 8/16/02...................           100,000,000
   115,000,000  UBS, 1.85%, 8/29/02.....................................           115,010,671
   100,000,000  Westdeutsche Landesbank Girozentrale, 1.88%, 8/22/02....           100,000,000
   100,000,000  Westdeutsche Landesbank Girozentrale, 2.74%, 4/8/03.....           100,000,000
   100,000,000  Westdeutsche Landesbank Girozentrale, 2.78%, 5/16/03....            99,981,294
                                                                          --------------------
                                                                                 6,451,866,225
                                                                          --------------------
                Total Negotiable Bank Certificates of Deposit (Cost
                $8,351,804,907).........................................         8,351,804,907
                                                                          --------------------
                GOVERNMENT AGENCY NOTES--0.4%
    50,000,000  Federal National Mortgage Association, 6.75%, 8/15/02...            50,288,801
                                                                          --------------------
                Total Government Agency Notes (Cost $50,288,801)........            50,288,801
                                                                          --------------------
                REPURCHASE AGREEMENTS--29.6%
   500,000,000  Bear Stearns & Co., Inc., 1.84%, due 6/3/02, repurchase proceeds at maturity $500,076,667 (collateralized by
                FGRA 0% due 6/15/31 to 5/15/32 valued at $227,046,301,
                FGRM 6.0% to 7.0% due 8/15/23 to 5/15/32 valued at
                $191,312,201, FNRA 2.25% due 2/25/31 valued at
                $25,226,138, FNRM 6.0% to 7.0% due 7/25/23 to 4/25/30
                valued at $68,560,285, GNRR 6.0% due 5/20/29 valued at
                $2,859,192).............................................           500,000,000
 1,061,000,000  Deutsche Banc Alex Brown Inc., 1.83% due 6/3/02,
                repurchase proceeds at maturity $1,061,161,803
                (collateralized by FGPC 6.50% to 8.5% due 2/01/22 to
                6/01/32 valued at $207,197,998, FNMS 6.0% to 8.5% due
                3/1/17 to 6/1/32 valued at $885,632,003)................         1,061,000,000
 1,000,000,000  JP Morgan Chase & Co., 1.82% due 6/3/02, repurchase proceeds at maturity $1,000,151,667 (collateralized by
                FGRM 6.0% to 7.25% due 3/15/07 to 1/15/32 valued at
                $166,048,292, FNMA 6.5% due 3/20/23 valued at
                $9,915,506, FNRM 0% due 10/25/21 to 3/25/32 valued at
                $97,117,220, GNRM 5.5% to 6.5% due 12/16/24 to 11/16/31
                valued at $496,998,249, GNRP 6.25% to 19.7865% due
                4/17/29 valued at $28,128,449, GNRR 5.75% to 6.0% due
                1/20/29 to 2/20/29 valued at $231,792,488)..............         1,000,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

  PRINCIPAL                                                                      VALUE
    AMOUNT      REPURCHASE AGREEMENTS--(CONTINUED)                              (NOTE 1)
  ---------     ----------------------------------                              --------
$  500,000,000  Lehman Brothers, Inc., 1.80% due 6/3/02, repurchase proceeds at maturity $500,075,000 (collateralized by
                FGPC 5.5% to 9.5% due 7/1/02 to 6/1/32 valued at
                $229,691,689, FMPC 6.5% to 16.25% due 7/1/02 to 8/1/19
                valued at $2,149,620, FNMC 5.5% to 12.0% due 6/1/03 to
                5/1/32 valued at $283,077,720)..........................  $        500,000,000
   480,000,000  State Street Bank & Trust Co., 1.79%, due 6/3/02,
                repurchase proceeds at maturity $480,071,600
                (collateralized by FHLMC 3.25% due 12/15/03 valued at
                $146,893,033, FNMA 0% to 5.75% due 1/8/03 to 11/14/03
                valued at $342,727,326).................................           480,000,000
                                                                          --------------------
                Total Repurchase Agreements (Cost $3,541,000,000).......         3,541,000,000
                                                                          --------------------

                      TOTAL INVESTMENTS (COST
                      $11,943,093,708)....................      99.7%       11,943,093,708
                      OTHER ASSETS, LESS LIABILITIES......       0.3            41,306,703
                                                            --------  --------------------
                      NET ASSETS..........................     100.0% $     11,984,400,411
                                                            ========  ====================
                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                      PER SHARE OF EACH CLASS BASED ON SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALUE
                      OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
                      OF EACH CLASS:
                      6,461,983,951 SHARES CLASS R..................                 $1.00
                                                                      ====================
                      23,456,859 SHARES CLASS 75....................                 $1.00
                                                                      ====================
                      509,984,345 SHARES CLASS TREASURER'S TRUST....                 $1.00
                                                                      ====================
                      23,135,992 SHARES CLASS 45....................                 $1.00
                                                                      ====================
                      2,113,448,621 SHARES CLASS 25.................                 $1.00
                                                                      ====================
                      34,046,435 SHARES CLASS 15....................                 $1.00
                                                                      ====================
                      2,818,344,208 SHARES CLASS 8..................                 $1.00
                                                                      ====================

-----------------

(a)  Variable rate certificate of deposit.
(b)  Floating rate certificate of deposit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                    VALUE
   AMOUNT     U.S. TREASURY BILLS--55.1%                                    (NOTE 1)
 ---------    --------------------------                                    --------
$550,000,000  1.695%--1.70%, 6/13/02..................................  $     549,740,312
                                                                        -----------------
              Total U.S. Treasury Bills (Cost $549,740,312)...........        549,740,312
                                                                        -----------------

              REPURCHASE AGREEMENTS--44.7%
              ----------------------------
 235,000,000  Bear Stearns &Co., Inc., 1.82%, due 6/3/02, repurchase proceeds at maturity $235,035,642 (collateralized by
              GNMA 5.0% to 9.5% due 2/15/09 to 5/15/32 valued at
              $242,051,262)...........................................        235,000,000
 100,000,000  Lehman Brothers, Inc., 1.77%, due 6/3/02, repurchase proceeds at maturity $100,014,750 (collateralized by
              GNAR 5% due 12/20/31 value at 2,259,339, GNMA 4.5% to
              9.25% due 4/15/06 to 5/20/32 valued at $100,724,801)....        100,000,000
 111,000,000  State Street Bank & Trust Co., 1.77%, due 6/3/02,
              repurchase proceeds at maturity $111,016,373
              (collateralized by U.S. Treasury Bills 8.0% to 10.375%
              due 5/15/09 to 11/15/21 valued at $113,236,717).........        111,000,000
                                                                        -----------------
              Total Repurchase Agreements (Cost $446,000,000).........        446,000,000
                                                                        -----------------

                     TOTAL INVESTMENTS (COST
                     $995,740,312)..........................      99.8%       995,740,312
                     OTHER ASSETS, LESS LIABILITIES.........       0.2          1,643,130
                                                              --------  -----------------
                     NET ASSETS.............................     100.0% $     997,383,442
                                                              ========  =================
                     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                     PER SHARE OF EACH CLASS BASED ON SHARES OF
                     BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING
                     AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:
                     902,306,501 SHARES CLASS R.......................              $1.00
                                                                        =================
                     3,964,137 SHARES CLASS TREASURER'S TRUST.........              $1.00
                                                                        =================
                     443,300 SHARES CLASS 45..........................              $1.00
                                                                        =================
                     90,669,504 SHARES CLASS 25.......................              $1.00
                                                                        =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                               VALUE
  AMOUNT     U.S. TREASURY BILLS--99.9%                                (NOTE 1)
 ---------   --------------------------                                --------
$38,000,000  1.71%--1.755%, 6/6/02...............................  $      37,994,450
 34,000,000  1.665%--1.825%, 6/13/02.............................         33,983,578
 52,000,000  1.68%--1.815%, 6/20/02..............................         51,956,770
 40,000,000  1.685%--1.79%, 6/27/02..............................         39,953,500
 59,000,000  1.74%--1.83%, 7/5/02................................         58,904,747
 46,000,000  1.795%, 7/11/02.....................................         45,912,843
 54,000,000  1.645%--1.715%, 7/18/02.............................         53,886,419
 50,000,000  1.675%, 7/25/02.....................................         49,879,028
 40,000,000  1.72%, 8/1/02.......................................         39,887,243
 23,000,000  1.715%--1.73%, 8/8/02...............................         22,927,492
 58,000,000  1.74%--1.815%, 8/15/02..............................         57,791,048
 15,000,000  1.705%--1.73%, 8/22/02..............................         14,942,944
 38,000,000  1.725%--1.75%, 9/5/02...............................         37,827,667
 32,000,000  1.75%, 9/26/02......................................         31,821,111
 24,000,000  1.84%, 10/17/02.....................................         23,833,173
                                                                   -----------------

                     TOTAL U.S. TREASURY BILLS (COST
                     $601,502,013).....................      99.9%       601,502,013
                     OTHER ASSETS, LESS LIABILITIES....       0.1            650,159
                                                         --------  -----------------
                     NET ASSETS........................     100.0% $     602,152,172
                                                         ========  =================
                     NET ASSET VALUE, OFFERING AND REDEMPTION
                     PRICE PER SHARE OF EACH CLASS BASED ON
                     SHARES OF BENEFICIAL INTEREST, $.001 PAR
                     VALUE OUTSTANDING AND EQUIVALENT TO THE NET
                     ASSETS OF EACH CLASS:
                     344,296,908 SHARES CLASS R..................              $1.00
                                                                   =================
                     257,855,264 SHARES CLASS TREASURER'S
                     TRUST.......................................              $1.00
                                                                   =================

                                 GLOSSARY
FGPC    --    FHLMC Gold Mortgage-Backed Pass-Through Participation
              Certificates
FGRA    --    FHLMC Adjustable Rate REMIC
FGRM    --    FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
              Certificates
FHLMC   --    Federal Home Loan Mortgage Corp.
FMPC    --    Freddie Mac Mortgage Participation Certificates
FNMA    --    Federal National Mortgage Association
FNMC    --    Fannie Mae Multi Currency
FNMS    --    Federal Mortgage-Backed Pass-Through Securities
FNRA    --    FHLMC Real Estate Mortgage Conduit Adjustable Rate
FNRM    --    Federal National Mortgage Association ("FNMA") REMIC
              Mortgage-Backed Pass-Through Securities
FNST    --    FNMA STRIPS
GNAR    --    GNMA Adjustable Rate Mortgage-Back Pass-Through Securities.
GNMA    --    Government National Mortgage Association
GNRM    --    GNMA Pass-Through Floater
GNRP    --    Fed eligible GNMA REMIC
GNRR    --    PTC eligible GNMA REMIC

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

                                                                                    U.S.         U.S.
                                                                     PRIMARY     GOVERNMENT    TREASURY
                                                                       FUND         FUND         FUND
                                                                   ------------  -----------  -----------
INTEREST INCOME (Note 1).........................................  $275,686,887  $23,157,785  $13,360,582
                                                                   ------------  -----------  -----------

EXPENSES (Note 2)
COMPREHENSIVE MANAGEMENT FEES:
  Class R........................................................    50,180,124  7,244,403      2,845,589
  Class 75.......................................................        91,399         --             --
  Class Treasurer's Trust........................................     2,778,309     30,585      1,199,784
  Class 45.......................................................       110,767      5,977             --
  Class 25.......................................................     4,812,634    116,901             --
  Class 15.......................................................        35,030         --             --
  Class 8........................................................     1,174,013         --             --
DISTRIBUTION (12b-1) FEES:
  Class R........................................................    12,545,031  1,811,101        711,375
  Class 75.......................................................        33,239         --             --
TRUSTEE FEES.....................................................       267,045     20,875         10,194
                                                                   ------------  -----------  -----------
    Total expenses before waiver.................................    72,027,591  9,229,842      4,766,942
    Less: expenses waived (Note 2)...............................            --         --       (105,000)
                                                                   ------------  -----------  -----------
    Net Expenses.................................................    72,027,591  9,229,842      4,661,942
                                                                   ------------  -----------  -----------

NET INVESTMENT INCOME, Representing Net Increase in Net
  Assets from Investment Operations..............................  $203,659,296  $13,927,943  $ 8,698,640
                                                                   ============  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                             MAY 31, 2002      MAY 31, 2001     MAY 31, 2002     MAY 31, 2001     MAY 31, 2002     MAY 31, 2001
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    203,659,296  $    280,627,452  $   13,927,943   $   36,899,096   $    8,698,640   $    15,271,801
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R................      (115,933,938)     (280,376,036)    (12,987,226)     (36,892,134)      (5,845,584)      (15,263,710)
  Class 75...............          (383,623)          (11,187)             --               --               --                --
  Class Treasurer's
    Trust................        (9,436,548)          (75,544)       (109,691)          (4,432)      (2,853,056)           (8,091)
  Class 45...............          (522,401)           (2,616)        (35,998)          (1,343)              --                --
  Class 25...............       (44,227,745)         (162,069)       (795,028)          (1,187)              --                --
  Class 15...............          (478,729)               --              --               --               --                --
  Class 8................       (32,676,312)               --              --               --               --                --
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
Total dividends to
  shareholders...........      (203,659,296)     (280,627,452)    (13,927,943)     (36,899,096)      (8,698,640)      (15,271,801)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    49,203,863,372    31,227,773,238   3,312,959,063    3,366,006,079    2,234,824,153     1,596,750,098
  Dividends reinvested...       203,659,296       280,627,452      13,927,943       36,899,096        8,698,640        15,166,801
  Cost of shares
    redeemed.............   (44,373,496,202)  (28,913,967,122) (3,240,382,619)  (3,159,724,161)  (2,070,970,763)   (1,579,519,293)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
                              5,034,026,466     2,594,433,568      86,504,387      243,181,014      172,552,030        32,397,606
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase in net
    assets...............     5,034,026,466     2,594,433,568      86,504,387      243,181,014      172,552,030        32,397,606

NET ASSETS:
  Beginning of year......     6,950,373,945     4,355,940,377     910,879,055      667,698,041      429,600,142       397,202,536
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of year............  $ 11,984,400,411  $  6,950,373,945  $  997,383,442   $  910,879,055   $  602,152,172   $   429,600,142
                           ================  ================  ===============  ===============  ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and the Strategist Money Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (collectively, the "Funds"). Effective April 9, 2001, the Primary Fund, U.S. Government Fund and the U.S. Treasury Fund each offer eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45,
     Class Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

      CLASS 8      CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------     -----------  -----------  -----------  -----------  -----------------  -----------  ----------
          0.08%.      0.15%        0.25%        0.35%        0.45%             0.60%         0.55%        0.80%

     During the year ended May 31, 2002, RMCI voluntarily reduced its fees for the U.S. Treasury Fund, Class R by $105,000. Certain Trustees / Officers of the Funds are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds have adopted a Rule 12b-1 plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the Plan. The rate of distribution expenses is 0.20% per year of the Classes' average net assets, respectively. The Plan requires RMCI to pay an amount equivalent from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2002, the composition of each Fund's net assets was as follows:

                                               PRIMARY      U.S. GOVERNMENT  U.S. TREASURY
                                                FUND             FUND            FUND
                                           ---------------  ---------------  -------------
      Par Value..........................  $    11,984,400   $    997,383    $    602,152
      Additional Paid-in-Capital.........   11,972,416,011    996,386,059     601,550,020
                                           ---------------   ------------    ------------
      Net Assets.........................  $11,984,400,411   $997,383,442    $602,152,172
                                           ===============   ============    ============

(5)  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------

     For the years ended May 31, 2002 and May 31, 2001, the capital share transactions of each Fund were as follows:

                                                     FOR YEAR ENDED MAY 31, 2002
                                      ----------------------------------------------------------
                                                                      TREASURER'S
                                          CLASS R        CLASS 75        TRUST        CLASS 45
                                      ---------------  ------------  --------------  -----------
      PRIMARY FUND
      ------------------------------
      Sold..........................   22,378,444,181   106,617,318   2,342,184,643   84,916,322
      Reinvested....................      115,933,938       383,623       9,436,548      522,401
      Redeemed......................  (22,274,243,404) (118,200,495) (2,066,093,718) (69,730,431)
                                      ---------------  ------------  --------------  -----------
      Net Increase (Decrease).......      220,134,715   (11,199,554)    285,527,473   15,708,292
                                      ===============  ============  ==============  ===========

                                              CLASS 25      CLASS 15*       CLASS 8**
                                           --------------  ------------  ---------------

      PRIMARY FUND (CONTINUED)
      -----------------------------------
      Sold...............................   5,658,249,167   248,916,580   18,384,535,161
      Reinvested.........................      44,227,745       478,729       32,676,312
      Redeemed...........................  (4,031,012,015) (215,348,874) (15,598,867,265)
                                           --------------  ------------  ---------------
      Net Increase.......................   1,671,464,897    34,046,435    2,818,344,208
                                           ==============  ============  ===============

                                                      TREASURER'S
                                         CLASS R         TRUST      CLASS 45     CLASS 25
                                      --------------  -----------  -----------  -----------

      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,166,984,953    9,238,978   13,784,193  122,950,939
      Reinvested....................      12,987,226      109,691       35,998      795,028
      Redeemed......................  (3,164,767,034) (20,969,699) (17,816,091) (36,829,795)
                                      --------------  -----------  -----------  -----------
      Net Increase (Decrease).......      15,205,145  (11,621,030)  (3,995,900)  86,916,172
                                      ==============  ===========  ===========  ===========

--------------------------------------------------------------------------------

                                                                TREASURER'S
                                                   CLASS R         TRUST
                                                --------------  ------------

      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,299,766,782   935,057,371
      Reinvested..............................       5,845,584     2,853,056
      Redeemed................................  (1,362,489,975) (708,480,788)
                                                --------------  ------------
      Net (Decrease) Increase.................     (56,877,609)  229,429,639
                                                ==============  ============

                                                         FOR PERIOD ENDED MAY 31, 2001
                                 ------------------------------------------------------------------------------
                                                                   TREASURER'S
                                     CLASS R       CLASS 75***      TRUST***      CLASS 45***     CLASS 25***
                                 ---------------  --------------  -------------  --------------  --------------

      PRIMARY FUND
      -------------------------
      Sold.....................   30,457,404,981     36,084,965    256,598,599       7,511,800     470,172,893
      Reinvested...............      280,376,036         11,187         75,544           2,616         162,069
      Redeemed.................  (28,851,872,158)    (1,439,739)   (32,217,271)        (86,716)    (28,351,238)
                                 ---------------   ------------    -----------    ------------   -------------
      Net Increase.............    1,885,908,859     34,656,413    224,456,872       7,427,700     441,983,724
                                 ===============   ============    ===========    ============   =============

                                                      TREASURER'S
                                         CLASS R       TRUST***     CLASS 45***     CLASS 25***
                                      --------------  -----------  --------------  --------------

      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,341,782,334  15,611,526       4,739,419       3,872,801
      Reinvested....................      36,892,134       4,432           1,343           1,186
      Redeemed......................  (3,159,271,153)    (30,791)       (301,562)       (120,655)
                                      --------------  ----------    ------------    ------------
      Net Increase..................     219,403,315  15,585,167       4,439,200       3,753,332
                                      ==============  ==========    ============    ============

                                                                TREASURER'S
                                                   CLASS R       TRUST***
                                                --------------  -----------

      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,567,545,869  29,204,229
      Reinvested..............................      15,158,710       8,091
      Redeemed................................  (1,578,732,598)   (786,695)
                                                --------------  ----------
      Net Increase............................       3,971,981  28,425,625
                                                ==============  ==========

---------------

  *  From July 30, 2001 (Commencement of Class) to May 31, 2002.
 **  From July 27, 2001 (Commencement of Class) to May 31, 2002.
***  From May 29, 2001 (Commencement of Class) to May 31, 2001.

(6)__FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated.

                                                          CLASS R
                                                 FISCAL YEAR ENDED MAY 31,
                                 ----------------------------------------------------------
                                    2002        2001        2000        1999        1998
                                 ----------  ----------  ----------  ----------  ----------
      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of year......  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                 ----------  ----------  ----------  ----------  ----------
      Net investment income
        from investment
        operations.............      0.0187      0.0511      0.0492      0.0438      0.0483
      Less dividends from net
        investment income......     (0.0187)    (0.0511)    (0.0492)    (0.0438)    (0.0483)
                                 ----------  ----------  ----------  ----------  ----------
      Net asset value at end of
        year...................  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                 ==========  ==========  ==========  ==========  ==========
      Total Return.............       1.90%       5.29%       4.92%       4.38%       4.83%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  6,462.0  $  6,241.8  $  4,355.9  $  3,330.1  $  2,707.6
      Ratio of expenses to
        average net assets.....       1.01%       1.00%       1.00%       1.00%       0.94%
      Ratio of net investment
        income to average net
        assets.................       1.86%       5.11%       4.74%       4.26%       4.71%

                                        CLASS 75           TREASURER'S TRUST            CLASS 45
                                 ----------------------  ----------------------  ----------------------
                                    YEAR       PERIOD       YEAR       PERIOD       YEAR       PERIOD
                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                  MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
                                    2002      2001(A)       2002      2001(A)       2002      2001(A)
                                 ----------  ----------  ----------  ----------  ----------  ----------

      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  --------    --------    --------    --------    --------    --------
      Net investment income
        from investment
        operations.............     0.0213      0.0003      0.0228      0.0003      0.0243      0.0004
      Less dividends from net
        investment income......    (0.0213)    (0.0003)    (0.0228)    (0.0003)    (0.0243)    (0.0004)
                                  --------    --------    --------    --------    --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  ========    ========    ========    ========    ========    ========
      Total Return.............      2.16%       0.03%       2.32%       0.03%       2.48%       0.04%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $   23.5    $   34.7    $  510.0    $  224.5    $   23.1    $    7.4
      Ratio of expenses to
        average net assets.....      0.76%       0.75%(b)     0.60%      0.60%(b)     0.45%      0.45%(b)
      Ratio of net investment
        income to average net
        assets.................      2.33%       3.97%(b)     2.05%      4.12%(b)     2.13%      4.27%(b)

--------------------------------------------------------------------------------

                                             CLASS 25          CLASS 15     CLASS 8
                                      ----------------------  -----------  ----------
                                         YEAR       PERIOD      PERIOD       PERIOD
                                        ENDED       ENDED        ENDED       ENDED
                                       MAY 31,     MAY 31,      MAY 31,     MAY 31,
                                         2002      2001(A)      2002(C)     2002(D)
                                      ----------  ----------  -----------  ----------

      PRIMARY FUND
      ------------------------------
      Net asset value at beginning
        of period...................  $   1.0000  $   1.0000  $   1.0000   $   1.0000
                                      ----------  ----------  ----------   ----------
      Net investment income from
        investment operations.......      0.0263      0.0004      0.0205       0.0214
      Less dividends from net
        investment income...........     (0.0263)    (0.0004)    (0.0205)     (0.0214)
                                      ----------  ----------  ----------   ----------
      Net asset value at end of
        period......................  $   1.0000  $   1.0000  $   1.0000   $   1.0000
                                      ==========  ==========  ==========   ==========
      Total Return..................       2.69%       0.04%       2.08%        2.17%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................  $  2,113.4  $    442.0  $     34.1   $  2,818.3
      Ratio of expenses to average
        net assets..................       0.25%       0.25%(b)      0.15%(b)      0.08%(b)
      Ratio of net investment income
        to average net assets.......       2.31%       4.47%(b)      2.07%(b)      2.25%(b)

                                                     CLASS R
                                            FISCAL YEAR ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0149    0.0493    0.0471    0.0426    0.0471
      Less dividends from net
        investment income......   (0.0149)  (0.0493)  (0.0471)  (0.0426)  (0.0471)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.50%     5.12%     4.71%     4.26%     4.71%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  902.3  $  887.1  $  667.7  $  716.2  $  652.5
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.99%
      Ratio of net investment
        income to average net
        assets.................     1.44%     4.93%     4.12%     4.16%     4.63%

--------------------------------------------------------------------------------

                                   TREASURER'S TRUST            CLASS 45                CLASS 25
                                 ----------------------  ----------------------  ----------------------
                                    YEAR       PERIOD       YEAR       PERIOD       YEAR       PERIOD
                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                  MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
                                    2002      2001(A)       2002      2001(A)       2002      2001(A)
                                 ----------  ----------  ----------  ----------  ----------  ----------

      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  --------    --------    --------    --------    --------    --------
      Net investment income
        from investment
        operations.............     0.0189      0.0003      0.0203      0.0003      0.0224      0.0003
      Less dividends from net
        investment income......    (0.0189)    (0.0003)    (0.0203)    (0.0003)    (0.0224)    (0.0003)
                                  --------    --------    --------    --------    --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  ========    ========    ========    ========    ========    ========
      Total Return.............      1.91%       0.03%       2.06%       0.03%       2.28%       0.03%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $    4.0    $   15.6    $    0.4    $    4.4    $   90.7    $    3.8
      Ratio of expenses to
        average net assets.....      0.60%       0.60%(b)     0.45%      0.45%(b)     0.25%      0.25%(b)
      Ratio of net investment
        income to average net
        assets.................      2.16%       3.47%(b)     2.73%      3.62%(b)     1.71%      3.82%(b)

                                                     CLASS R
                                            FISCAL YEAR ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      U.S. TREASURY FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0166    0.0468    0.0443    0.0410    0.0456
      Less dividends from net
        investment income......   (0.0166)  (0.0468)  (0.0443)  (0.0410)  (0.0456)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.68%     4.82%     4.43%     4.10%     4.56%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  344.3  $  401.2  $  397.2  $  286.7  $  239.8
      Ratio of expenses to
        average net
        assets (e).............     1.00%     1.04%     1.00%     1.00%     0.97%
      Ratio of net investment
        income to average net
        asset (e)..............     1.61%     4.63%     4.12%     3.76%     4.26%

--------------------------------------------------------------------------------

                                                   TREASURER'S TRUST
                                                ------------------------
                                                YEAR ENDED  PERIOD ENDED
                                                 MAY 31,      MAY 31,
                                                   2002       2001(A)
                                                ----------  ------------

      U.S. TREASURY FUND
      ----------------------------------------
      Net asset value at beginning of
        period................................   $ 1.0000     $ 1.0000
                                                 --------     --------
      Net investment income from investment
        operations............................     0.0203       0.0003
      Less dividends from net investment
        income................................    (0.0203)     (0.0003)
                                                 --------     --------
      Net asset value at end of period........   $ 1.0000     $ 1.0000
                                                 ========     ========
      Total Return............................      2.06%        0.03%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....   $  257.9     $   28.4
      Ratio of expenses to average net
        assets................................      0.61%        0.60%(b)
      Ratio of net investment income to
        average net asset.....................      1.44%        3.44%(b)

---------------

(a)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b)  Annualized.
(c)  From July 30, 2001 (Commencement of Class) to May 31, 2002.
(d)  From July 27, 2001 (Commencement of Class) to May 31, 2002.
(e) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income of the U.S. Treasury Fund Class R amounted to:

                                    FISCAL YEARS ENDED MAY 31,
                                 ---------------------------------
                                 2002   2001   2000   1999   1998
                                 -----  -----  -----  -----  -----

      Expense Ratio............  0.97%  0.99%  0.86%  0.77%  0.77%
      Net Investment Income....  1.64%  4.68%  4.26%  3.99%  4.46%

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of The Reserve Fund and the Shareholders of
Primary Fund, U.S. Government Fund and U.S. Treasury Fund:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Fund, U.S. Government Fund and U.S. Treasury Fund (collectively, the "Funds"; three series of The Reserve Fund) at May 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 12, 2002

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 65                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve Offshore Money Fund, Ltd.
                            Trust ("RMMMT") and                            (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DIS-INTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 70                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001)
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 45                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (a real estate
Suite 2-1000                                                               investment trust and the nation's
Denver, CO 80222                                                           largest owner and manager of
                                                                           multi-family apartment properties)
                                                                           (1998 to present); Partner,
                                                                           Skadden, Arps Slate (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 56                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 55                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999)
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 36                     Assistant Treasurer of  respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 to present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 34                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
IRENE S. GREENBERG          General Counsel of RF,  Since 2002             General Counsel of RMC, RMCI and
Age: 47                     RTET, RNYTET, RMMMT                            RESRV. Former Vice President and
The Reserve Funds           and RPES.                                      Assistant General Counsel, U.S.
1250 Broadway                                                              Trust Company of New York (1999 -
New York, NY 10001-3701                                                    2002); Former Vice President and
                                                                           Manager, Bankers Trust Company
                                                                           (1997 - 1999).
--------------------------------------------------------------------------------------------------------------
AGNES N. MULLADY            Controller of RF,       Since 2000             Controller of RMC, RMCI and RESRV.
Age: 43                     RTET, RNYTET, RMMMT                            Vice President and Treasurer,
The Reserve Funds           and RPES.                                      Northstar Funds; Senior Vice
1250 Broadway                                                              President and Chief Financial
New York, NY 10001-3701                                                    Officer, Northstar Investment
                                                                           Management Corp.; President and
                                                                           Treasurer, Northstar Administrators
                                                                           Corp.; and, Vice President and
                                                                           Treasurer, Northstar
                                                                           Distributors, Inc. (1993 - 1999)

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.